Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents	Note 2 - Cash

	December 31
	2012	2011
Denominated in U.S. dollars	431	204
Denominated in NIS	872	196
Denominated in Euro	632	492

	1,935	892